FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2016
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

19.FAIR VALUE MEASUREMENTS

(1)	Measured on a recurring basis

The Group measured its financial assets including foreign currency forward contracts at fair value on a recurring basis as of March 31, 2015 and 2016.

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated financing activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (level 2 inputs). Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

Details of the outstanding foreign currency forward contracts as of March 31, 2015 and 2016 were as follows:

	As of March 31,
	2015	2016
Balance at beginning of year	$6,377	$—
Loss from forward contracts	(8)	—
Settled	(6,369)	—

Balance at end of year	$—	$—

The following table summarizes the fair value of the Group’s financial assets and liabilities measured on a recurring basis as of March 31, 2015 and 2016:

	As of March 31, 2015				As of March 31, 2016
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Long-term investments
Available-for-sale investments	—	—	—	—	1,897	—	5,186	7,083
Long-term loans	—	—	—	—	—	—	217,122	217,122
Long-term bank borrowings	—	—	—	—	—	—	12,345	12,345
Contingent consideration	—	—	—	—	—	—	2,846	2,846

Total	$—	$—	$—	$—	$1,897	$—	$237,499	$239,396

(2)	Measured at fair value on a non-recurring basis

Goodwill, acquired intangible assets, long-lived assets, equity method investments and cost method investments are measured at fair value on a non-recurring basis and they are recorded at fair value only when impairment is recognized.

The Group measured the fair value of acquired intangible assets, equity method investment and cost method investment using income approach based on which to recognize the impairment loss in respective years. These assets are considered at level 3 assets because the Group used unobservable inputs to determine their fair values. The Group estimated the fair value of these investee companies and acquired intangible assets based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

The Group did not recognize any impairment loss related to goodwill, acquired intangible assets, equity method investment and cost method investment for the years ended March 31, 2014, 2015 and 2016.